Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Parentheticals) (Details) - Parent [Member] - $ / shares	Mar. 31, 2026		Sep. 30, 2025
Class A Ordinary Shares [Member]
Schedule of Parent Company Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.00001	[1]	$ 11.25
Ordinary shares, shares authorized (in Shares)	1,800,000,000	[1]	2,000,000,000
Ordinary shares, shares issued (in Shares)	563,338	[1]	563,338
Ordinary shares, shares outstanding (in Shares)	563,338	[1]	563,338
Class B Ordinary Shares [Member]
Schedule of Parent Company Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.00001		$ 0.00001
Ordinary shares, shares authorized (in Shares)	200,000,000		200,000,000
Ordinary shares, shares issued (in Shares)
Ordinary shares, shares outstanding (in Shares)

[1]	The dual-class share structure became effective on February 13, 2026.